Financial guarantee liabilities and financial guarantee assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year		¥ 101,933	¥ 15,537	¥ 0
Fair value of financial guarantee liabilities upon the inception of new loans		56,810	493,799	44,549
Release of financial guarantee liabilities upon repayment		(138,483)	(407,403)	(21,397)
Contingent liabilities		0	0	(7,615)
Balance at the end of the year	$ 3,105	¥ 20,260	¥ 101,933	¥ 15,537